STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Jan. 25, 2012
Sale on March 15, 2012 of common stock to Founders at $0.02 per share	25,000	144	24,856	0
Sale on March 15, 2012 of common stock to Founders at $0.02 per share (in shares)		1,437,500
Sale on November 1, 2012 of 5,000,000 units at $10.00 per unit	50,000,000	500	49,999,500	0
Sale on November 1, 2012 of 5,000,000 units at $10.00 per unit (in shares)		5,000,000
Proceeds from private placement of 337,750 units on November 1, 2012 at $10.00 per unit	3,377,500	34	3,377,466	0
Proceeds from private placement of 337,750 units on November 1, 2012 at $10.00 per unit (in shares)		337,750
Sale on November 7, 2012 of 550,000 units at $10.00 per unit	5,500,000	55	5,499,945	0
Sale on November 7, 2012 of 550,000 units at $10.00 per unit (in shares)		550,000
Warrant liability recorded on November 7, 2012	(322,884)	0	(322,884)	0
Underwriters' discount and offering expenses	(1,812,208)	0	(1,812,208)	0
Sale on November 1, 2012 of underwriters unit purchase option	100	0	100	0
Proceeds from private placement of 30,250 units on November 7, 2012 at $10.00 per unit	302,500	3	302,497	0
Proceeds from private placement of 30,250 units on November 7, 2012 at $10.00 per unit (in shares)		30,250
Proceeds subject to possible redemption of 4,500,000 shares on November 1, 2012	(46,350,000)	(450)	(46,349,550)	0
Proceeds subject to possible redemption of 4,500,000 shares on November 1, 2012 (in shares)		(4,500,000)
Proceeds subject to possible redemption of 495,000 shares on November 7, 2012	(5,098,500)	(50)	(5,098,450)	0
Proceeds subject to possible redemption of 495,000 shares on November 7, 2012 (in shares)		(495,000)
Forfeiture of common stock issued to Founders on December 15, 2012	0	(5)	5	0
Forfeiture of common stock issued to Founders on December 15, 2012 (in shares)		(50,000)
Net loss	(3,108,717)	0	0	(3,108,717)
Balance at Dec. 31, 2012	2,512,791	231	5,621,277	(3,108,717)
Balance (in shares) at Dec. 31, 2012		2,310,500
Net loss	(375,991)			(375,991)
Balance at Dec. 31, 2013	$ 2,136,800	$ 231	$ 5,621,277	$ (3,484,708)
Balance (in shares) at Dec. 31, 2013		2,310,500